Annual Total Returns [BarChart] - Pioneer Fund VCT Portfolio - Class I	May 01, 2021
Bar Chart Table:
Annual Return 2011	(4.30%)
Annual Return 2012	10.24%
Annual Return 2013	33.28%
Annual Return 2014	11.03%
Annual Return 2015	(0.06%)
Annual Return 2016	9.81%
Annual Return 2017	21.72%
Annual Return 2018	(1.51%)
Annual Return 2019	31.33%
Annual Return 2020	24.28%